Statement of cash flows - Summary of changes in assets and liabilities arising from financing activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	₩ 123,847,711	₩ 117,233,835
Changes from cash flows	3,751,006	5,004,436
Amortization of discount on borrowings and debentures	(35,117)	(51,260)
Changes in foreign currency exchange rate	372,305	990,046
Other	(166,449)	670,654
Business combination (Note47)	1,102
Ending balance	127,770,558	123,847,711
Financial liabilities designated at FVTPL
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	0
Changes from cash flows	49,993
Amortization of discount on borrowings and debentures	0
Changes in foreign currency exchange rate	0
Other	(2,666)
Business combination (Note47)	0
Ending balance	47,327	0
Derivatives
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	(81,407)	(88,784)
Changes from cash flows	71,629	12,667
Amortization of discount on borrowings and debentures	0	0
Changes in foreign currency exchange rate	0	0
Other	541,712	(5,290)
Business combination (Note47)	0
Ending balance	531,934	(81,407)
Borrowings
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	43,167,065	41,594,064
Changes from cash flows	6,145,271	849,212
Amortization of discount on borrowings and debentures	(94,209)	(71,390)
Changes in foreign currency exchange rate	294,867	193,892
Other	(233,819)	601,287
Business combination (Note47)	0
Ending balance	49,279,175	43,167,065
Debentures
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	80,149,363	75,134,394
Changes from cash flows	(2,255,974)	4,417,830
Amortization of discount on borrowings and debentures	45,713	9,257
Changes in foreign currency exchange rate	58,406	779,919
Other	(708,725)	(192,037)
Business combination (Note47)	0
Ending balance	77,288,783	80,149,363
Lease liabilities
Changes in assets and liabilities arising from financing activities [Line Items]
Beginning balance	612,690	594,161
Changes from cash flows	(259,913)	(275,273)
Amortization of discount on borrowings and debentures	13,379	10,873
Changes in foreign currency exchange rate	19,032	16,235
Other	237,049	266,694
Business combination (Note47)	1,102
Ending balance	₩ 623,339	₩ 612,690